Segment Information and Geographic Data - Schedule of Reconciliation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment information and geographic data
Total consolidated revenue	$ 19,289	$ 11,875	$ 30,918
Gross Profit	9,238	4,293	14,744
Operating Expenses	56,932	31,716	28,044
Loss before income tax expense	(38,211)	(28,857)	(15,219)
Profit / (loss) from intersegment sales	(38,154)	(31,943)	(15,449)
Income tax income / (expense)	163	(3,086)	(230)
Segment assets	514,587	114,688
Operating segments
Segment information and geographic data
Total consolidated revenue	18,252	10,981	30,058
Cost of revenue	9,622	7,253	16,009
Gross Profit	8,630	3,728	14,049
Operating Expenses	22,759	12,845	12,300
Other segment items	1,029	(109)	(1,706)
Loss before income tax expense	(15,158)	(9,008)	3,455
Interest revenue	7	160	88
Interest expense	421	95	109
Depreciation and amortization	2,203	628	571
Profit / (loss) from intersegment sales	21
Income tax income / (expense)	(171)	(3,077)	(218)
Segment assets	47,892	13,564	23,736
Intersegment Eliminations
Segment information and geographic data
Total consolidated revenue	(444)		860
Corporate Segment [Member] | Operating segments
Segment information and geographic data
Other segment items	(240)
Reportable Segment, Aggregation before Other Operating Segment | Operating segments
Segment information and geographic data
Total consolidated revenue			30,058
Revenue before inter segment eliminations	18,696	10,981
Reportable Segment, Aggregation before Other Operating Segment | Intersegment Eliminations
Segment information and geographic data
Total consolidated revenue	444
Other Operating Segment | Operating segments
Segment information and geographic data
Total consolidated revenue	1,037	894
Loss before income tax expense	(23,053)	(19,849)	(18,674)
Semiconductors Segment | Operating segments
Segment information and geographic data
Total consolidated revenue	14,651	10,981	30,058
Revenue before inter segment eliminations	14,651	10,981
Cost of revenue	9,203	7,253	16,009
Gross Profit	5,448	3,728	14,049
Operating Expenses	17,737	12,845	12,300
Other segment items	1,269	(109)	(1,706)
Loss before income tax expense	(13,558)	(9,008)	3,455
Interest revenue	7	160	88
Interest expense	370	95	109
Depreciation and amortization	678	628	571
Income tax income / (expense)		(3,077)	(218)
Segment assets	17,171	$ 13,564	$ 23,736
ASIC Segment | Operating segments
Segment information and geographic data
Total consolidated revenue	3,601
Revenue before inter segment eliminations	4,045
Cost of revenue	419
Gross Profit	3,182
Operating Expenses	5,022
Loss before income tax expense	(1,600)
Interest expense	51
Depreciation and amortization	1,525
Profit / (loss) from intersegment sales	21
Income tax income / (expense)	(171)
Segment assets	30,721
ASIC Segment | Intersegment Eliminations
Segment information and geographic data
Total consolidated revenue	$ (444)